CAPITAL STRUCTURE - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Aug. 31, 2020	Nov. 19, 2018	Oct. 22, 2018	Jul. 31, 2020	Oct. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Capital Structure [Line Items]
Ordinary shares, authorized					2,000,000,000
Ordinary shares, authorized value					$ 200
Gross proceeds from shares	$ 500,000	$ 53,906	$ 361,876	$ 500,000
Offering expenses	$ 1,052		$ 16,573	$ 1,052
New Cotai, LLC [Member]
Capital Structure [Line Items]
Percentage of ownership						40.00%
Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized								200,000
Ordinary shares, par value								$ 1
Ordinary shares, issued								18,127.94
American Depository Shares [Member]
Capital Structure [Line Items]
Issuance of ordinary shares	14,087,299	4,312,500
American Depository Shares [Member] | IPO [Member]
Capital Structure [Line Items]
Issuance of ordinary shares			28,750,000
Class A Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized					1,927,488,240	1,927,488,240	1,927,488,240
Ordinary shares, par value					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued						370,352,700	241,818,016	181,279,400
Issuance of ordinary shares	72,185,488		115,800,376
Ordinary shares, outstanding						370,352,700	241,818,016
Class A Ordinary Shares [Member] | MCO Cotai Investments Limited [Member]
Capital Structure [Line Items]
Percentage of ownership					60.00%
Reclassification of ordinary shares					108,767,640
Class A Ordinary Shares [Member] | Melco International [Member] | Private Placement [Member]
Capital Structure [Line Items]
Issuance of ordinary shares			800,376
Class B Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized					72,511,760	72,511,760	72,511,760
Ordinary shares, par value					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued						72,511,760	72,511,760
Ordinary shares, outstanding						72,511,760	72,511,760
Class B Ordinary Shares [Member] | New Cotai, LLC [Member]
Capital Structure [Line Items]
Percentage of ownership					40.00%
Reclassification of ordinary shares					72,511,760
Equivalent Class A Ordinary Shares for ADS [Member]
Capital Structure [Line Items]
Issuance of ordinary shares	56,349,196	17,250,000
Equivalent Class A Ordinary Shares for ADS [Member] | IPO [Member]
Capital Structure [Line Items]
Ordinary shares, par value			$ 0.0001
Issuance of ordinary shares			115,000,000